Voyage Expenses and Vessel Operating Expenses - Vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Voyage Expenses and Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 4,645	$ 4,829	$ 5,919
Insurance	742	798	929
Spares, repairs and maintenance	2,222	1,699	1,664
Lubricants	496	462	534
Stores	783	633	939
Other	247	267	336
Total	$ 9,135	$ 8,688	$ 10,321